Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Changes in unrealized gain/losses on securities AFS, deferred income taxes	$ 3,159	$ 1,221	$ 24,210
Dividends on common stock to stockholders per share	$ 1.63	$ 2.29	$ 2.11